Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	PLNT
Entity Registrant Name	PLANET FITNESS, INC.
Entity Central Index Key	0001637207
Entity Filer Category	Non-accelerated Filer